Taxation (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
Income Tax Contingency [Line Items]
Income tax expense	$ 2	$ 13	$ 8	$ 8	$ 14
Ordinary tax charge changes		5
Uncertain tax positions		2
Deferred tax credits		$ 6
Effective tax rate		12.10%		28.60%
Secretariat of the Federal Revenue Bureau of Brazil
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					124
Norwegian Tax Administration
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					20
Nigerian Tax Authority
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					171
Kuwaiti Tax Authority
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					12
Mexican Tax Authority
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					82
Ghana Tax Authority
Income Tax Contingency [Line Items]
Income tax examination, estimate of possible loss					$ 18